Other Assets	12 Months Ended
Dec. 31, 2020
Miscellaneous Assets Abstract [Abstract]
Disclosure Of Other Assets Explanatory

19. Other Assets

19.1 Details of other assets as of December 31, 2019 and 2020, are as follows:

	December 31, 2019		December 31, 2020
	(In millions of Korean won)
Other financial assets
Other receivables	￦	5,792,814	￦	10,628,272
Accrued income		1,659,182		1,726,651
Guarantee deposits		1,146,000		1,099,618
Domestic exchange settlement debits		531,356		722,616
Others		129,039		117,330
Allowances for credit losses		(104,629)		(119,762)
Present value discount		(6,703)		(7,036)

		9,147,059		14,167,689

Other non-financial assets
Other receivables		1,294		1,091
Prepaid expenses		198,893		254,152
Guarantee deposits		4,084		3,906
Insurance assets		1,662,016		2,376,679
Separate account assets		5,052,804		10,210,047
Others		2,173,693		3,158,993
Allowances for credit losses		(24,235)		(17,520)

		9,068,549		15,987,348

	￦	18,215,608	￦	30,155,037

19.2 Changes in allowances for credit losses of other assets for the years ended December 31, 2019 and 2020, are as follows:

	2019
	Other financial assets		Other non-financial assets		Total
	(In millions of Korean won)
Beginning	￦	106,275	￦	24,780	￦	131,055
Write-offs		(5,883)		(152)		(6,035)
Provision (reversal)		9,885		(393)		9,492
Others		(5,648)		—		(5,648)

Ending	￦	104,629	￦	24,235	￦	128,864

	2020
	Other financial assets		Other non-financial assets		Total
	(In millions of Korean won)
Beginning	￦	104,629	￦	24,235	￦	128,864
Write-offs		(6,517)		(8,503)		(15,020)
Provision		22,153		1,726		23,879
Business combination		7,946		59		8,005
Others		(8,449)		3		(8,446)

Ending	￦	119,762	￦	17,520	￦	137,282